CASH AND CASH EQUIVALENTS- Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 125,000,000	$ 71,000,000
Investments in money market funds	1,950,000,000	397,000,000
Bank overdrafts	$ 0	$ 13,000,000